Prepaid expenses	12 Months Ended
Dec. 31, 2020
Prepaid expenses
Prepaid expenses

9.     Prepaid expenses

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Prepaid energy services(b)	25,692	26,582
Prepaid insurance	15,794	13,568
Deferred costs of works for taxes	4,855	4,138
Other prepaid expenses	4,174	2,373

	50,515	46,661

Classification by maturity:
Current portion	25,709	20,969
Non-current portion	24,806	25,692

	50,515	46,661

(b)Corresponds mainly to payments made in advance to EDEGEL for an original amount of US$31,007,190 corresponding to the right to use the capacity of the hydraulic system of EDEGEL by the subsidiary Empresa de Generación Huanza S.A. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.